Related-Party Transactions (Details)						1 Months Ended								3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 25, 2024 $ / shares shares	Nov. 22, 2024 shares	Oct. 31, 2024 USD ($)	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 01, 2024 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) Barrels	Aug. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	Mar. 31, 2024 USD ($) Barrels	Jan. 31, 2024 USD ($)	Oct. 31, 2023 shares	Jan. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) Barrels $ / shares shares	Sep. 30, 2024 USD ($) Barrels $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Barrels $ / shares shares	Dec. 31, 2022 USD ($) shares	Nov. 25, 2025 $ / shares	May 31, 2025 USD ($)	Nov. 15, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares	Feb. 29, 2024 shares
Related-Party Transactions [Line Items]
Management fees															$ 135,000	$ 135,000	$ 180,000	$ 180,000
Aggregate cash proceed															$ 0	$ 1,200,000	$ 2,950,000	4,675,000
Convertible notes percentage															80.00%		80.00%
Aggregate amount issuance																		6,250
Convertible notes														$ 18,482,353	$ 18,482,353		36,283,891
Related party amount					$ 166,667			$ 166,667							$ 3,247,425		1,433,000
Price per share (in Dollars per share) | $ / shares				$ 5	$ 6		$ 5	$ 5						$ 5	$ 5
Principal amount										$ 672,500							$ 20.7
Warrants (in Shares) | shares		250,000		6				6									546,927						1,203,783
Barrels agreement (in Barrels) | Barrels										600							1,200
Prepayment amount											$ 1,000,000		$ 1,000,000				$ 500,000
Agreement amount										$ 500,000
Excess prepayment										$ 500,000
Factoring arrangement									$ 10,000
Interest on factoring agreement								$ 113,285
Warrant to purchase shares (in Shares) | shares					66,549									12,500	12,500		755,919
Warrants price per share (in Dollars per share) | $ / shares				$ 6				$ 6						$ 4	$ 4		$ 7.5
Factoring arrangement fees					10.00%
Accounts receivable factoring arrangement								$ 166,667
Investors received warrants					5 years
Exchange interest of factoring agreement				$ 329,633
Aggregate shares (in Shares) | shares							2,816,291
Negotiated warrants																	$ 1,512,692
Barrels (in Barrels) | Barrels														50	50
Barrels purchase amount															$ 110,600
Barrel value															2,212
Per barrel price														$ 2,212	495
Aggregate total fixed assets															24,750
Aggregate total inventory															$ 85,850
Shares reissued (in Shares) | shares		250,000
Warrant [Member]
Related-Party Transactions [Line Items]
Price per share (in Dollars per share) | $ / shares														$ 5	$ 5
Warrants (in Shares) | shares				44,333				44,333						510,315	510,315		546,927					546,927
Warrant to purchase shares (in Shares) | shares				29,705			13,333	29,705									908,334	8,166
Warrants price per share (in Dollars per share) | $ / shares				$ 6				$ 6						$ 6	$ 6							$ 0.001
Warrants to purchase shares of common stock (in Shares) | shares				14,891
Negotiated warrants														$ 18,658	$ 18,658		$ 1,512,692
Shares reissued (in Shares) | shares															5,530
Black-Scholes [Member]
Related-Party Transactions [Line Items]
Warrants price per share (in Dollars per share) | $ / shares														$ 1.838	$ 1.838
Price per warrant (in Dollars per share) | $ / shares														$ 6	$ 6
Convertible 2022 Notes [Member]
Related-Party Transactions [Line Items]
Principal amount														$ 6,311,250	$ 6,311,250		6,311,250
Convertible 2022 Notes [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Aggregate cash proceed															$ 4,675,000		$ 4,675,000
Convertible notes percentage															50.00%		50.00%
2023 Convertible Notes [Member]
Related-Party Transactions [Line Items]
Principal amount																	$ 3,982,500
Aggregate cash proceed																	$ 2,950,000
2022 and 2023 Convertible Notes [Member]
Related-Party Transactions [Line Items]
Convertible promissory notes (in Shares) | shares												1,717,559			254,562		91,200
Principal amount														$ 18,482,353	$ 18,482,353		$ 36,283,891
Whiskey Special Ops 2023 Notes [Member]
Related-Party Transactions [Line Items]
Convertible promissory notes (in Shares) | shares																	191,067
Principal amount																	$ 800,000
Factoring Agreement [Member]
Related-Party Transactions [Line Items]
Interest rate percentage									10.00%
2023 Barrel Production Contract [Member]
Related-Party Transactions [Line Items]
Principal amount																	$ 672,500
Unsecured Convertible Promissory Notes [Member]
Related-Party Transactions [Line Items]
Ownership percentage														10.00%	10.00%		10.00%	10.00%
Maximum [Member]
Related-Party Transactions [Line Items]
Aggregate amount issuance															$ 4,422,379		$ 4,422,379
Maximum [Member] | 2022 and 2023 Convertible Notes [Member]
Related-Party Transactions [Line Items]
Principal amount																	36,283,891
Minimum [Member]
Related-Party Transactions [Line Items]
Aggregate amount issuance															252,621		252,621
Related Party [Member]
Related-Party Transactions [Line Items]
Convertible notes														$ 8,783,749	8,783,749		17,220,203	$ 3,476,057
Warrant liabilities														$ 367,401	$ 367,401		$ 340,918	$ 187,181
Warrants (in Shares) | shares														321,026	321,026		2,111,900					1,203,783
Accounts receivable									$ 100,000											$ 100,000
Factoring arrangement									$ 1,000
Warrants price per share (in Dollars per share) | $ / shares														$ 6	$ 6
Shares of preferred stock (in Shares) | shares														59,001	59,001
Negotiated warrants														$ 590,045	$ 590,045
Related Party [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Warrants (in Shares) | shares				48,073				48,073
Related Party [Member] | 2022 and 2023 Convertible Notes [Member]
Related-Party Transactions [Line Items]
Convertible promissory notes (in Shares) | shares																	106,667
July 2024 Accounts Receivable Factoring Arrangement [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Warrants (in Shares) | shares				86,864				86,864
2022 and 2023 Convertible Notes [Member]
Related-Party Transactions [Line Items]
Aggregate cash proceed															4,675,000		$ 4,675,000
Investor [Member]
Related-Party Transactions [Line Items]
Related party amount					$ 299,667
Spirits [Member]
Related-Party Transactions [Line Items]
Per barrel price															$ 1,717
Subsequent Event [Member]
Related-Party Transactions [Line Items]
Related party amount			$ 166,667			$ 166,667
Barrels (in Barrels) | Barrels						250
Subsequent Event [Member] | Maximum [Member] | Whiskey Note [Member]
Related-Party Transactions [Line Items]
Annual interest rate						$ 1.25
Subsequent Event [Member] | Minimum [Member] | Whiskey Note [Member]
Related-Party Transactions [Line Items]
Annual interest rate						$ 15
Investor One [Member]
Related-Party Transactions [Line Items]
Accounts receivable factoring arrangement					29,966
Investor Two [Member]
Related-Party Transactions [Line Items]
Accounts receivable factoring arrangement					$ 1,000
Series A Preferred Stock [Member]
Related-Party Transactions [Line Items]
Price per share (in Dollars per share) | $ / shares														$ 10	$ 10
Warrants (in Shares) | shares				18,333				18,333						510,315	510,315
Subscription purchase of shares (in Shares) | shares				11,328				11,328
Warrants price per share (in Dollars per share) | $ / shares				$ 5				$ 5
Aggregate shares (in Shares) | shares				32,963
Shares of preferred stock (in Shares) | shares														93,789	93,789
Warrants exchanged price (in Dollars per share) | $ / shares														$ 6	$ 6
Barrels (in Barrels) | Barrels														525
Barrels purchase amount														$ 110,600
Per barrel price														$ 2,200
Shares reissued (in Shares) | shares															11,060
Series A Preferred Stock [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Warrants (in Shares) | shares				8,241				8,241						197,013	197,013
Warrant to purchase shares (in Shares) | shares				5,092			19,983	5,092
Warrants price per share (in Dollars per share) | $ / shares														$ 5	$ 5
Negotiated warrants														$ 937,959	$ 937,959
Barrels purchase amount															$ 266,667
Series A Preferred Stock [Member] | Maximum [Member]
Related-Party Transactions [Line Items]
Aggregate total fixed assets														259,875
Aggregate total inventory														895,125
Series A Preferred Stock [Member] | Minimum [Member]
Related-Party Transactions [Line Items]
Aggregate total fixed assets														24,750
Aggregate total inventory														$ 85,850
Forecast [Member]
Related-Party Transactions [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 4
Warrants (in Shares) | shares	8,241
Warrant to purchase shares (in Shares) | shares																					19,983
Warrants price per share (in Dollars per share) | $ / shares	$ 5																				$ 4
Warrant reissued (in Shares) | shares	6,366
Warrant reissued pershare (in Dollars per share) | $ / shares	$ 4
Warrants to purchase shares of common stock (in Shares) | shares	382,205
Warrants reissued shares (in Shares) | shares	10,301
Warrants reissued per share (in Dollars per share) | $ / shares	$ 4
Shares reissued (in Shares) | shares	6,913
Forecast [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 5
Warrants price per share (in Dollars per share) | $ / shares	$ 3.99
Warrants reissued shares (in Shares) | shares	18,614
Shares reissued (in Shares) | shares	5,530
Forecast [Member] | Series A Preferred Stock [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Warrants (in Shares) | shares	246,267
Warrants price per share (in Dollars per share) | $ / shares	$ 5
Warrant [Member]
Related-Party Transactions [Line Items]
Price per share (in Dollars per share) | $ / shares														$ 5	$ 5
IPO [Member]
Related-Party Transactions [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 5				$ 5						4	4		$ 5					$ 4
Warrants price per share (in Dollars per share) | $ / shares														6	6
Price per warrant (in Dollars per share) | $ / shares														5	5		5
Barrels purchase amount							$ 266,667
IPO [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Warrants price per share (in Dollars per share) | $ / shares				$ 5				$ 5						5	5
IPO [Member] | Series A Preferred Stock [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Price per share (in Dollars per share) | $ / shares														$ 5	$ 5
Warrants (in Shares) | shares														60,563	60,563
Warrants price per share (in Dollars per share) | $ / shares														$ 5	$ 5
IPO [Member] | Forecast [Member]
Related-Party Transactions [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 4																$ 5		$ 4		4
Warrants (in Shares) | shares	14,891
Warrant to purchase shares (in Shares) | shares	5,092
Warrants price per share (in Dollars per share) | $ / shares	$ 0.01
IPO [Member] | Forecast [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Warrants price per share (in Dollars per share) | $ / shares	$ 4																				$ 5
IPO [Member] | Forecast [Member] | Series A Preferred Stock [Member]
Related-Party Transactions [Line Items]
Warrants (in Shares) | shares	75,705
Warrants price per share (in Dollars per share) | $ / shares	$ 4
IPO [Member] | Forecast [Member] | Series A Preferred Stock [Member] | Warrant [Member]
Related-Party Transactions [Line Items]
Warrants (in Shares) | shares	197,013
Warrants price per share (in Dollars per share) | $ / shares	$ 4